Investments in associates and joint ventures (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2018
Investments In Associates and Joint Ventures [Abstract]
Beginning of the year	$ 35,780	[1]	$ 52,177
Adjustment as of previous periods (IFRS 9 and IAS 28)	(1,979)		(153)
Increase in equity interest in associates and joint ventures	3,342		697
Capital contributions	2,702		131
Capital reduction	(106)		(672)
Decrease of interest in associate			(7,178)
Deconsolidation	29,176
Share of profit / (loss)	8,667		(7,200)
Currency translation adjustment	53		(404)
Dividends	(1,820)		(1,718)
Other comprehensive income	14,182		(2,025)		$ 13,505
Reclassification to held-for-sale	(2,070)
Others	(3)		(112)
Incorporation by business combination	1,879		212
End of the year	$ 74,377	[1]	$ 35,780	[1]	$ 52,177

[1]	Includes Ps. (17) and Ps. (8,659) reflecting interests in companies with negative equity as of June 30, 2020 and 2019, respectively, which are disclosed in "Provisions" (see Note 19).